Dec. 01, 2020
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund
MainStay Cushing MLP Premier Fund

MAINSTAY FUNDS TRUST

MainStay Cushing MLP Premier Fund

(the “Fund”)

Supplement dated December 1, 2020 (“Supplement”)

to the Prospectus dated March 30, 2020 and Summary Prospectus dated March 31, 2020 each as amended June 30, 2020,

as well as to the Prospectus dated August 31, 2020, all as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectuses.

Effective immediately the following changes will take place in the Summary Prospectus and Prospectuses:

The Fund’s principal risk entitled “Non-Diversification Risk” is deleted and replaced with the following:

Non-Diversification Risk: The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.